Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥) segment
Accounting Policies
Foreign currency exchange rate	7.2993	7.2993
Advance notice period given on redemption of investments	30 days	30 days
Impairment of intangible assets | ¥	¥ 0		¥ 0	¥ 0
Goodwill impairment | ¥	0		0	4,882
Employer discretionary contribution amount	¥ 6,828	$ 935	¥ 6,935	¥ 4,036
Value added tax rate	6.00%	6.00%
Number of operating segments | segment	3	3	3	3
Number of reportable segments | segment	1	1